PREPAIDS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAIDS AND OTHER CURRENT ASSETS
Schedule of prepaids and other current assets

	December 31,
	2020	2019
Prepaid insurance	$73,827	$74,026
Prepaid product for resale	320,849	292,306
Contract asset	182,247	—
Other	167,473	180,638
	$744,396	$546,970